STOCKHOLDERS' EQUITY (Distributions Payable and Distribution Policy) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	24 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Shareholders Equity [Line Items]
Common stock, dividends, daily amount per share authorized		$ 0.001711452
Distributions payable		$ 16,510	$ 4,990	$ 16,518
Forecast [Member] | Subsequent event
Shareholders Equity [Line Items]
Common stock, dividends, daily amount per share authorized	$ 0.001706776